Condensed Consolidated Balance Sheets (Parentheticals) - Diamir Biosciences Corp [Member] - $ / shares	Aug. 31, 2025	May 31, 2025
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	4,440,891	4,440,891
Common stock, shares outstanding	4,440,891	4,440,891